Finance Costs (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finance costs.
Interest expenses - third party borrowings	$ 80.5	$ 93.3
Interest and finance charges paid/payable for lease liabilities	15.6	15.7
Interest expense - withholding tax paid on bond interest	8.6
Net foreign exchange loss arising from financing - realized	5.5	27.8
Unwinding of discount on decommissioning liability	2.3	2.3
Fees on borrowings and financial derivatives	1.8	4.9
Net foreign exchange loss arising from financing - unrealized		1,373.7
Change in fair value of foreign exchange swaps		25.0
Net foreign exchange loss on derivative instruments - realized		20.3
Finance costs	$ 114.3	$ 1,563.0